CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED FUNDS - 94.9%
Equity Exchange-Traded Funds - 79.3%
Financial Select Sector SPDR Fund (1)	182,000	4,679,220
iShares Core S&P Mid-Cap ETF	63,000	11,932,200
iShares Russell 2000 ETF (1)	52,000	7,960,680
iShares S&P 500 Growth ETF (1)	78,000	13,444,080
iShares S&P 500 Value ETF (1)	98,000	11,048,520
iShares S&P Mid-Cap 400 Value ETF	9,000	1,412,730
Technology Select Sector SPDR Fund (1)	64,000	4,736,000
Vanguard FTSE Developed Markets ETF (1)	606,000	24,767,220
Vanguard FTSE Emerging Markets ETF	59,000	2,507,500
Vanguard REIT ETF	76,000	6,605,160
Vanguard S&P 500 ETF	149,000	38,671,460
		127,764,770

Fixed-Income Exchange-Traded Funds - 15.6%
iShares Core U.S. Aggregate Bond ETF	230,000	25,086,100

Total Exchange-Traded Funds (Cost $128,956,973)		152,850,870

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	11,184,015	11,184,015

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $11,184,015)		11,184,015

TOTAL INVESTMENTS (Cost $140,140,988) - 101.8%		164,034,885
Other assets and liabilities, net - (1.8%)		(2,882,310)
NET ASSETS - 100.0%		161,152,575

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $33,441,214 and the total market value of the collateral received by the Fund was $34,031,823, comprised of cash of $11,184,015 and U.S. Government and/or agencies securities of $22,847,808.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini Russell 2000 Index	11	6/21/19	$849,090	$7,462
E-mini S&P 500 Index	21	6/21/19	2,979,690	89,694
E-mini S&P MidCap 400 Index	4	6/21/19	760,400	13,982
MSCI EAFE Index	13	6/21/19	1,213,160	20,925
Total Long				$132,063

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2019, futures contracts were used to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level and hedge against declines in the value of the Fund’s investments.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $132,063.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$152,850,870	$—	$—	$152,850,870
Short Term Investment of Cash Collateral for Securities Loaned	11,184,015	—	—	11,184,015
Total Investments	$164,034,885	$—	$—	$164,034,885
Futures Contracts(1)	$132,063	$—	$—	$132,063
Total	$164,166,948	$—	$—	$164,166,948

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.